ACQUISITIONS (Details) - Business Acquisition, Pro Forma Information (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	$ 11,679,255	$ 44,409,414	$ 48,530,096
Net loss attributable to Innovative Food Holdings, Inc.	$ 240,650	$ (2,649,813)	$ (2,973,805)
Basic net income (loss) per common share	$ 0.017	$ (0.125)	$ (0.150)
Diluted net income (loss) per common share	$ (0.012)	$ (0.125)	$ (0.150)
Weighted average shares - basic	14,428,474	21,117,743	19,809,088
Weighted average shares - diluted	20,453,284	21,117,743	19,809,088